Loans payable	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Notes to Financial Statements
Loans payable
14.	Loans payable

On October 1, 2017, SGMD entered a straight promissory note with Greater Asia Technology Limited (Greater Asia) for borrowing $100,000 with maturity date on June 30, 2018; the note bears an interest rate of 33.33%. As of December 31, 2019 and June 30, 2019, the note was in default and the outstanding balance under this note was $63,924 and $63,924, respectively.

During the year ended June 30, 2019, the Company entered a series of short-term loan agreements with Greater Asia Technology Limited (Greater Asia) for borrowing $375,000, with interest rate at 40% - 50% of the principal balance. As of December 31, 2019 and June 30, 2019, the outstanding balance with Greater Asia loans were $100,000 and $100,000, respectively.

On January 6, 2015, the Company entered into repayment agreement with its former employee for a loan of $9,500 at no interest. As of December 31, 2019 and June 30, 2019, the Company has an outstanding balance of $0 and $3,584.

On December 17, 2018, the Company entered into a repayment agreement with an individual for $100,000 at no interest. As of December 31, 2019 and June 30, 2019, the Company has an outstanding balance of $2,740 and $17,834, respectively.

On July 1, 2012, CarryOutSupplies entered an equipment loan agreement with a bank with maturity on June 21, 2024. The monthly payment is $648. As of December 31, 2019 and June 30, 2019, the outstanding balance under this loan were $0 and $29,243, respectively.

As of December 31, 2019 and June 30, 2019, the Company had an outstanding loan balance of $192,030 and $214,585, respectively.

14. Loans Payable

On October 1, 2017, SGMD entered a straight promissory note with Greater Asia Technology Limited (Greater Asia) for borrowing $100,000 with maturity date on June 30, 2018; the note bears an interest rate of 33.33%. As of June 30, 2019 and 2018, the note was in default and the outstanding balance under this note was $63,924 and $63,924, respectively.

During the year ended June 30, 2019, the Company entered a series of short-term loan agreements with Greater Asia Technology Limited (Greater Asia) for borrowing $375,000, with interest rate at 40% - 50% of the principal balance. As of June 30, 2019 and 2018, the outstanding balance with Greater Asia loans were $100,000 and $0, respectively.

On January 6, 2015, the Company entered into repayment agreement with its former employee for a loan of $9,500 at no interest. As of June 30, 2019 and 2018, the Company has an outstanding balance of $3,584 and $4,285.

On December 17, 2018, the Company entered into a repayment agreement with an individual for $100,000 at no interest. As of June 30, 2019 and 2018, the Company has an outstanding balance of $17,834 and $100,000, respectively.

On July 1, 2012, CarryOutSupplies entered an equipment loan agreement with a bank with maturity on June 21, 2024. The monthly payment is $648. As of June 30, 2019 and 2018, the outstanding balance under this loan were $29,243 and $0, respectively.

As of June 30, 2019 and 2018, the Company had an outstanding loan balance of $214,585 and $329,029, respectively.